UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

California Tax-Free Income Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	California Tax-Free Income Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value	Value
Municipal bonds 94.7%					$254,693,877
(Cost $235,917,522)
California 94.2%					253,418,283
ABAG Finance Authority for Nonprofit Corps. Institute on Aging (D)	5.650		08-15-38	1,000,000	1,104,480
ABAG Finance Authority for Nonprofit Corps. Sharp Healthcare	6.250		08-01-39	1,000,000	1,167,540
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,214,560
Anaheim Public Financing Authority Public Improvement Project, Series C (D)	1.397 (Z	)	09-01-18	3,000,000	2,875,860
Anaheim Public Financing Authority Series A	5.000		05-01-46	1,000,000	1,115,080
Belmont Community Facilities Library Project, Series A (D)	5.750		08-01-24	1,000,000	1,247,200
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000		06-01-35	1,765,000	1,764,876
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,500,000	1,589,265
California County Tobacco Securitization Agency Public Improvements	5.250		06-01-21	3,425,000	3,433,837
California County Tobacco Securitization Agency Stanislaus Funding, Series A	5.500		06-01-33	430,000	427,166
California Educational Facilities Authority Prerefunded College and University Funding Program	5.000		02-01-26	1,130,000	1,202,783
California Educational Facilities Authority University of Redlands	5.000		10-01-35	1,000,000	1,114,180
California Health Facilities Financing Authority Kaiser Permanente, Series A	5.250		04-01-39	2,500,000	2,545,375
California Health Facilities Financing Authority Lucile Salter Packard Children	5.000		08-15-43	1,000,000	1,119,350
California Health Facilities Financing Authority Providence Health and Services, Series C	6.500		10-01-33	1,000,000	1,171,400
California Health Facilities Financing Authority Scripps Health, Series A	5.000		11-15-36	1,000,000	1,122,120
California Municipal Finance Authority Wineville School Project, Series A	5.000		10-01-42	2,000,000	2,176,120
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300		07-01-40	1,500,000	1,499,925
California Pollution Control Financing Authority Waste Management Inc., Series C, AMT (P)	5.125		11-01-23	2,000,000	2,034,880
California State Public Works Board Department of Corrections, Series A (D)	5.000		12-01-19	4,450,000	4,849,076
California State Public Works Board Trustees California State University, Series D	6.250		04-01-34	2,000,000	2,339,760
California State Public Works Board Various Capital Projects, Series A	5.000		04-01-37	1,000,000	1,112,970
California State Public Works Board Various Correctional Facilities, Series A	5.000		09-01-39	2,500,000	2,805,850
California State University College and University Revenue, Series A	5.000		11-01-44	2,000,000	2,261,900
California State University College and University Revenue, Series A	5.250		11-01-34	1,000,000	1,129,730
California Statewide Communities Development Authority American Baptist Homes West	6.250		10-01-39	2,000,000	2,203,520
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000		09-02-44	1,000,000	1,035,930

2SEE NOTES TO FUND'S INVESTMENTS

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value	Value
California (continued)
California Statewide Communities Development Authority Kaiser Permanente, Series A	5.000		04-01-42	3,500,000	$3,836,385
California Statewide Communities Development Authority Los Angeles Jewish Homes, Series S (D)	5.000		08-01-44	2,250,000	2,511,720
California Statewide Communities Development Authority Redwoods Project (D)	5.375		11-15-44	1,500,000	1,724,970
California Statewide Communities Development Authority Senior Living of Southern California (S)	7.250		11-15-41	1,700,000	1,978,256
California Statewide Communities Development Authority University of California - Irvine	5.750		05-15-32	1,230,000	1,338,019
California Statewide Financing Authority Tobacco Settlement, Series A	6.000		05-01-37	2,500,000	2,499,825
California Statewide Financing Authority Tobacco Settlement, Series B	6.000		05-01-37	4,000,000	3,999,720
Center Unified School District, Series C, GO (D)	0.581 (Z	)	09-01-16	2,145,000	2,132,366
City of Irvine CA Community Facilities District	5.000		09-01-49	2,000,000	2,135,880
City of La Verne CA Brethren Hillcrest Homes	5.000		05-15-36	750,000	792,630
City of Long Beach Alamitos Bay Marina Project, Series 2015	5.000		05-15-45	1,000,000	1,068,930
City of San Mateo Community Facilities District	5.500		09-01-44	2,000,000	2,195,660
Cloverdale Community Development Agency Cloverdale Redevelopment Project	5.500		09-01-38	3,000,000	2,634,420
East Side Union High School District-Santa Clara County, GO (D)	5.250		09-01-24	2,500,000	3,091,850
Folsom Public Financing Authority, Series B	5.125		09-01-26	965,000	993,680
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	5,000,000	5,747,500
Fresno Sewer System Revenue, Series A-1 (D)	5.250		09-01-19	1,000,000	1,064,360
Golden State Tobacco Securitization Corp. Series A	5.000		06-01-40	8,250,000	9,127,800
Inland Valley Development Agency Series A	5.000		09-01-44	7,500,000	8,024,775
Kern County, Capital Improvements Project, Series A (D)	5.750		08-01-35	1,000,000	1,126,810
Laguna Salada Union School District, Series C, GO (D)	3.549 (Z	)	08-01-26	1,000,000	679,520
Lancaster School District School Improvements (D)	1.335 (Z	)	04-01-19	1,730,000	1,648,569
Lancaster School District School Improvements (D)	2.067 (Z	)	04-01-22	1,380,000	1,203,691
Long Beach Harbor Revenue, Series A, AMT (D)	6.000		05-15-18	2,660,000	2,997,049
Long Beach Special Tax Community Facilities District 6-Pike Project	6.250		10-01-26	2,480,000	2,484,067
Los Angeles Community College District 2008 Election, Series A, GO	6.000		08-01-33	4,000,000	4,762,280
Los Angeles Community Facilities District No: 3 Cascades Business Park	6.400		09-01-22	555,000	564,324
Los Angeles County Regional Financing Authority Montecedro Incorporated Project, Series A (D)	5.000		11-15-44	1,355,000	1,496,096
Los Angeles Department of Water & Power Power Systems, Series D	5.000		07-01-44	1,000,000	1,126,850
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500		11-01-39	3,500,000	4,586,680
Morgan Hill Redevelopment Agency Successor Agency Series A	5.000		09-01-33	1,750,000	1,973,423
Oakland Unified School District/Alameda County	5.000		08-01-40	1,500,000	1,634,580

SEE NOTES TO FUND'S INVESTMENTS3

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value	Value
California (continued)
Oakland Unified School District/Alameda County, GO	6.625		08-01-38	1,000,000	$1,218,930
Orange County Improvement Bond Act 1915, Series B	5.750		09-02-33	1,365,000	1,379,496
Paramount Unified School District, Series B, GO (D)	3.538 (Z	)	09-01-25	4,735,000	3,327,142
Pasadena California Certificates Participation Refunding Old Pasadena Parking Facility Project	6.250		01-01-18	335,000	356,577
Port of Los Angeles Series A, AMT	5.000		08-01-44	2,000,000	2,199,080
Riverside County Transportation Commission, Series A	5.750		06-01-48	1,000,000	1,129,630
San Bernardino County Capital Facilities Project, Escrowed to Maturity, Series B	6.875		08-01-24	350,000	458,406
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	2,560,000	2,695,603
San Bruno Park School District School Improvements, Series B, GO (D)	2.442 (Z	)	08-01-21	1,015,000	878,087
San Diego County Regional Airport Authority, Series A	5.000		07-01-44	4,925,000	5,407,355
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,402,420
San Diego Public Facilities Financing Authority Lease Revenue	5.250		03-01-40	1,000,000	1,125,060
San Diego Public Facilities Financing Authority Series A	5.000		10-15-44	1,000,000	1,094,730
San Diego Redevelopment Agency City Heights, Series A	5.750		09-01-23	1,000,000	1,001,720
San Diego Redevelopment Agency City Heights, Series A	5.800		09-01-28	1,395,000	1,396,897
San Diego Redevelopment Agency Public Improvements, Series B	5.003 (Z	)	09-01-17	1,600,000	1,448,800
San Diego Redevelopment Agency Public Improvements, Series B	5.460 (Z	)	09-01-18	1,700,000	1,445,748
San Diego Unified School District, Election of 1998, Series A, GO (D)	2.269 (Z	)	07-01-21	2,500,000	2,189,100
San Francisco City & County Airports Commission San Francisco International Airport, Series B	5.000		05-01-44	5,890,000	6,563,934
San Francisco City & County Redevelopment Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150		08-01-35	1,250,000	1,253,825
San Francisco City & County Redevelopment Agency Mission Bay South Redevelopment, Series D	7.000		08-01-41	1,000,000	1,196,770
San Francisco City & County Redevelopment Financing Authority Mission Bay South Redevelopment, Series D	6.625		08-01-39	1,000,000	1,144,990
San Francisco City & County Redevelopment Financing Authority San Francisco Redevelopment Projects, Series B	6.625		08-01-39	700,000	804,307
San Joaquin County County Administration Building (D)	5.000		11-15-29	2,965,000	3,189,184
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.880 (Z	)	01-01-22	6,500,000	5,766,345
San Joaquin Hills Transportation Corridor Agency Series A	5.000		01-15-44	2,500,000	2,641,600
San Mateo County Joint Power Authority (D)	5.000		07-01-21	1,815,000	2,095,018
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	895,000	1,061,971
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-24	5,000,000	6,265,250
Santa Ana Financing Authority Unrefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	895,000	1,043,668
Santa Ana Financing Authority Unrefunded, Police Administration & Holding Facility (D)	6.250		07-01-24	5,000,000	6,227,450

4SEE NOTES TO FUND'S INVESTMENTS

California Tax-Free Income Fund

	Rate (%	)	Maturity date	Par value	Value
California (continued)
Santa Fe Springs Community Development Commission Construction Redevelopment Project, Series A (D)	2.510 (Z	)	09-01-20	1,275,000	$1,124,193
Santa Margarita Water District Community Facilities District	5.625		09-01-43	775,000	856,212
South Orange County Public Financing Authority Series A	5.000		08-15-33	1,000,000	1,116,920
South Orange County Public Financing Authority Series A	5.000		08-15-34	450,000	500,787
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	2,000,000	2,305,120
Southern California Public Power Authority Series A	5.000		07-01-38	1,000,000	1,139,160
State of California, GO	5.000		09-01-41	1,500,000	1,671,450
State of California, GO	5.000		10-01-41	2,000,000	2,231,460
State of California, GO	5.000		04-01-43	8,500,000	9,486,425
State of California, GO	5.000		11-01-43	2,000,000	2,247,660
State of California, GO	5.000		03-01-45	5,000,000	5,627,550
State of California, GO	5.250		03-01-30	2,000,000	2,314,800
State of California, GO	6.500		04-01-33	5,000,000	5,920,850
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,150,000	1,371,835
Successor Agency To The San Francisco City & County Redevelopment Agency Mission Bay Project, Series A	5.000		08-01-43	1,000,000	1,086,070
Torrance Hospital Revenue Torrance Memorial Medical Center, Series A	5.500		06-01-31	2,000,000	2,037,300
Tuolumne Wind Project Authority Tuolumne County Project, Series A	5.625		01-01-29	1,000,000	1,135,360
University of California Series AM	5.000		05-15-44	4,000,000	4,504,240
West Covina Redevelopment Agency Fashion Plaza	6.000		09-01-22	3,000,000	3,484,380
Puerto Rico 0.5%					1,275,594
Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue, Series A (D)	5.000		07-01-38	80,000	65,294
Puerto Rico Industrial Tourist Education Medical & Environment Authority Hospital de la Concepcion	6.500		11-15-20	500,000	511,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (0.000% steps up to 6.750% on 8-1-16)	3.600 (Z	)	08-01-32	1,800,000	699,300
				Par value	Value
Short-term investments 4.2%					$11,391,000
(Cost $11,391,000)
Repurchase agreement 4.2%
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $11,391,035 on 9-1-15, collateralized by $400 U.S. Treasury Inflation Indexed Notes, 0.375% due 7-15-25 (valued at $395, including interest) and $11,354,300 U.S. Treasury Notes, 2.125% due 6-30-21 (valued at $11,618,494, including interest)				11,391,000	11,391,000
Total investments (Cost $247,308,522)† 98.9%					$266,084,877
Other assets and liabilities, net 1.1%					$2,995,879
Total net assets 100.0%					$269,080,756

SEE NOTES TO FUND'S INVESTMENTS5

California Tax-Free Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,978,256 or 0.7% of the fund's net assets as of 8-31-15.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $245,541,652. Net unrealized appreciation aggregated $20,543,225, of which $21,496,815 related to appreciated investment securities and $953,590 related to depreciated investment securities.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	12.3
Assured Guaranty Municipal Corp.	4.6
Ambac Financial Group, Inc.	2.7
California Mortgage Insurance	2.6
Build America Mutual Assurance Company	0.8
Assured Guaranty Corp.	0.4
Total	23.4

The fund had the following sector composition as a percentage of net assets on 8-31-15:

General obligation bonds	18.4%
Revenue bonds
Other revenue	18.9%
Facilities	13.4%
Health care	10.2%
Tobacco	8.5%
Transportation	8.0%
Education	5.5%
Airport	4.5%
Development	3.5%
Utilities	1.3%
Water and sewer	1.2%
Pollution	0.8%
Housing	0.5%
Short-term investments and other	5.3%
Total	100.0%

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	53Q1	08/15
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.		10/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:

/s/ Andrew Arnott

_____________________________

Andrew Arnott

President

Date:    October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_____________________________

Andrew Arnott

President

Date:    October 23, 2015

By:

/s/ Charles A. Rizzo

_____________________________

Charles A. Rizzo

Chief Financial Officer

Date:    October 23, 2015